ACCRUED EXPENSES AND DEFERRED REVENUE (Details) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Payroll related	$ 1,382	$ 1,871	$ 1,475
Professional services	465	620	271
Customer deposits	0	12	0
Warranty reserve	26	11	22	30
Other	279	365	388
Accrued Liabilities Current	$ 2,152	$ 2,879	$ 2,156